                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-01545
                                                      ---------

                      Eaton Vance Special Investment Trust
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE(R) MANAGED INVESTMENTS LOGO]

[GRAPHIC]

ANNUAL REPORT DECEMBER 31, 2003

[GRAPHIC]

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND

[GRAPHIC]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

       For more information about Eaton Vance's privacy policies, call:
       1-800-262-1122


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND AS OF 12/31/03
INVESTMENT UPDATE

[PHOTO OF THOMAS H. LUSTER]

THOMAS H. LUSTER
PORTFOLIO MANAGER

MANAGEMENT DISCUSSION

- 2003 was a year of signficant transition in the capital markets. After three difficult years of negative returns, the equity markets staged an impressive recovery, with the S&P 500 Index posting a return of 28.67%.(1) Bond market returns, while considerably more modest, were still in positive territory. The broad-based Lehman Aggregate Bond Index returned 4.10% for the year.(1) Short-term rates remained near historical all-time lows.

- The change in investor sentiment was driven in large part by a recovery in the U.S. economy. Although the year began amid a great deal of uncertainty surrounding the war with Iraq, the second quarter brought reports of a strong housing market resulting from high mortgage refinancings, improved consumer confidence, and a jump in the Index of Leading Economic Indicators. Hopes for increased economic strength were confirmed in the third quarter, when stronger corporate profits and rebound in the manufacturing sector spurred an annualized growth rate of 8.2%, the fastest growth seen since 1997.

- Highly stimulative monetary and fiscal policies -- including low interest rates and significant tax cuts -- appear to have succeeded in bolstering the economy. An accommodative monetary policy has kept the Federal Funds rate, a key short-term interest-rate benchmark, at a 45-year low of 1.00%. The Fed has generally indicated that it will keep rates low, although many analysts believe continued strong growth could lead to a rate hike sometime in 2004.

THE FUND

  THE PAST YEAR

- In the period from inception on January 7, 2003, to December 31, 2003, Eaton Vance Institutional Short Term Income Fund had a total return of 0.94%.(2)

- This return resulted from an increase in the Fund's NAV to $50.19 per share on December 31, 2003, from $50.00 per share at inception on January 7, 2003, and the reinvestment of $0.280 per share in income dividends.

  ABOUT THE FUND

- Eaton Vance Institutional Short Term Income Fund seeks current income and liquidity. The Fund seeks to meet its investment objective by investing in U.S. Treasury obligations; U.S. agency obligations; obligations of commercial banks or savings and loan associations; repurchase agreements; auction rate securities; commercial paper; investment grade corporate bonds; fixed- and floating-rate asset-backed securities; and mortgage-backed securities. The Fund maintains a dollar-weighted average portfolio maturity of not more than three years. The dollar-weighted average duration of the Fund will not exceed two years.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

FUND INFORMATION
as of December 31, 2003

PERFORMANCE(2)


SEC AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------
Life of Fund+                        0.94%

+Inception Date - 1/7/03

(1) It is not possible to invest directly in an Index.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND VS. THE MERRILL LYNCH U.S. CORPORATE & GOVERNMENT INDEX, 1-3 YEARS, A-RATED AND ABOVE*

JANUARY 31, 2003 - DECEMBER 31, 2003

                          EATON VANCE       MERRILL LYNCH
                         INSTITUTIONAL      U.S. CORPORATE
                          SHORT TERM        AND GOVERNMENT
        DATE              INCOME FUND           INDEX*
--------------------------------------------------------------------
     1/31/2003           10,000             10,000
     2/28/2003           10,014             10,046
     3/31/2003           10,022             10,067
     4/30/2003           10,034             10,092
     5/31/2003           10,048             10,140
     6/30/2003           10,052             10,158
     7/31/2003           10,046             10,095
     8/31/2003           10,052             10,102
     9/30/2003           10,070             10,202
    10/31/2003           10,070             10,162
    11/30/2003           10,074             10,160
    12/31/2003           10,084             10,222

PERFORMANCE

SEC AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------
Life of Fund+                        0.94%

+Inception Date - 1/7/03

* Source: Thomson Financial; Lipper Inc. Investment operations commenced 1/7/03. The chart uses closest month-end after inception.

  The chart compares the Fund's total return with that of the Merrill Lynch U.S. Corporate and Government Index, 1-3 Years, A-Rated and Above, a representative, unmanaged index of U.S. Treasury securities and corporate bonds with maturities of between one and three years. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND as of December 31, 2003

PORTFOLIO OF INVESTMENTS

ASSET BACKED SECURITIES -- 7.2%

                                                                    PRINCIPAL
                                                                    AMOUNT
SECURITY                                                            (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------------------------------
AMXCA 2003-1-A, 1.29%, 9/15/10                                      $          1,000    $      1,002,900
CCCIT 2003-A4 Class A4, 1.24%, 3/20/09                                         2,100           2,105,488
CHAMT 2002-8 A, 1.24%, 3/17/08                                                 1,000           1,001,643
FORDO 2002-B-A3B, 1.24%, 12/15/05                                                747             747,379
MBNAS, Series 2003-A3 Class A3, 1.28%, 8/16/10                                 2,100           2,106,157
--------------------------------------------------------------------------------------------------------

TOTAL ASSET BACKED SECURITIES
   (IDENTIFIED COST, $6,947,035)                                                        $      6,963,567
--------------------------------------------------------------------------------------------------------

AUCTION-RATE SECURITIES -- 20.8%

SECURITY                                                            SHARES              VALUE
--------------------------------------------------------------------------------------------------------
INVESTMENT SERVICES -- 20.8%

Evergreen Income Advantage Fund, Series M-28(1)                                   76    $      1,900,000
Nuveen Michigan Premium Income Municipal Fund, Inc.,
Series M(1)                                                                       13             325,000
Nuveen Michigan Premium Income Municipal Fund, Inc.,
Series TH(1)                                                                      43           1,075,000
Nuveen New Jersey Investment Quality Municipal Fund, Inc.,
Series M(1)                                                                       80           2,000,000
Nuveen New York Investment Quality Municipal Fund, Inc.,
Series F(1)                                                                       41           1,025,000
Nuveen New York Investment Quality Municipal Fund, Inc.,
Series T(1)                                                                       39             975,000
Nuveen Ohio Quality Income Municipal Fund, Inc., Series TH(1)                     28             700,000
Nuveen Ohio Quality Income Municipal Fund, Inc., Series TH-2(1)                    9             225,000
Preferred Income Strategies Fund, Inc., Series W-28(1)                            80           2,000,000
Van Kampen American Capital Pennsylvania Quality
Municipal Trust(1)                                                                80           2,000,000
Van Kampen American Pennsylvania Value Municipal
Income Fund(1)                                                                    80           2,000,000
Van Kampen American Strategic Sector Municipal Fund, Series A(1)                  80           2,000,000
Van Kampen AmericanTrust Investment Grade
New York Municipals(1)                                                            80           2,000,000
Van Kampen California Value Municipal Income Trust(1)                             80           2,000,000
--------------------------------------------------------------------------------------------------------
                                                                                        $     20,225,000
--------------------------------------------------------------------------------------------------------

TOTAL AUCTION-RATE SECURITIES
   (IDENTIFIED COST $20,225,000)                                                        $     20,225,000
--------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 34.1%

                                                                    PRINCIPAL
                                                                    AMOUNT
SECURITY                                                            (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------------------------------
Barton Capital Corp., 1.10%, 1/2/04(2)                              $          2,000    $      1,999,939
CIESCO, 1.08%, 1/28/04(2)                                                      3,000           2,997,570
Corporate Asset Funding Co., Inc., 1.08%, 1/22/04(2)                           1,133           1,132,286
Corporate Asset Funding Co., Inc., 1.09%, 1/5/04(2)                            1,088           1,087,868
Cortez Capital Corp., 1.08%, 1/20/04(2)                                        2,000           1,998,860
CRC Funding, LLC, 1.05%, 2/20/04(2)                                            1,900           1,897,229
CXC, Inc., 1.09%, 1/26/04(2)                                                   2,000           1,998,486
General Electric Capital Corp., 1.08%, 1/5/04                                  2,500           2,499,700
General Motors Acceptance Corp., 1.38%, 1/22/04                                1,000             999,195
Mid-States Corp. Federal Credit Union, 1.08%, 1/22/04                          2,500           2,498,425
National Rural Utilities Coop. Finance Co., 1.06%, 2/3/04                      1,000             999,028
Nestle Capital Corp., 1.07%, 3/4/04                                            3,000           2,994,383
New York Life Capital Corp., 1.07%, 1/5/04                                     3,000           2,999,643
Old Line Funding Corp., 1.09%, 1/22/04(2)                                      1,990           1,988,735
Receivables Capital Corp., 1.08%, 1/16/04(2)                                   2,000           1,999,100
Transamerica Finance Corp., 1.10%, 1/16/04                                     1,000             999,542
Yorktown Capital, LLC, 1.09%, 1/20/04(2)                                       2,000           1,998,850
--------------------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $33,088,839)                                                     $     33,088,839
--------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS -- 1.1%

                                                                    PRINCIPAL
                                                                    AMOUNT
SECURITY                                                            (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.00%, 10/10/07                             $            857    $        857,218
Federal Home Loan Bank, 4.00%, 1/30/08                                           200             200,020
--------------------------------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
   (IDENTIFIED COST, $1,064,867)                                                        $      1,057,238
--------------------------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 0.7%

                                                                    PRINCIPAL
                                                                    AMOUNT
SECURITY                                                            (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------------------------------
U.S. Treasury Inflation Index Note, 3.625%, 1/15/08                 $            574    $        633,325
--------------------------------------------------------------------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS
   (IDENTIFIED COST, $616,407)                                                          $        633,325
--------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

REPURCHASE AGREEMENTS -- 36.6%

                                                                    PRINCIPAL
                                                                    AMOUNT
SECURITY                                                            (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------------------------------
Banc One Capital Markets Repurchase Agreement, dated 12/31/03, due 1/02/04, with a maturity value of $17,797,969, and an
effective yield of 0.98%, collateralized by U.S. Treasury
Obligations with rates ranging from 5.25% to 5.50%, with maturity dates ranging from 5/02/06 to 8/01/12 and with an aggregate market
value of $18,156,675.                                               $        17,797     $     17,797,000

Morgan Stanley Repurchase Agreement, dated 12/31/03, due 1/02/04, with a maturity value of $17,797,989, and an effective yield of
1.00%, collateralized by U.S. Treasury Obligations with rates ranging from 0.00% to 6.25%, with maturity dates ranging from
2/05/04 to 1/02/14 and with an aggregate market value
of $18,153,105.                                                              17,797           17,797,000
--------------------------------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
   (IDENTIFIED COST $35,594,000)                                                        $     35,594,000
--------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.5%
   (IDENTIFIED COST $97,536,148)                                                        $     97,561,969
--------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.5)%                                                $       (447,226)
--------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                    $     97,114,743
--------------------------------------------------------------------------------------------------------

AMXCA - American Express Credit Account Master Trust
CHAMT - Chase Credit Card Master Trust
CCCIT - Citibank Credit Card Issuance Trust
FORDO - Ford Credit Auto Owner Trust
MBNAS - MBNA Credit Card Master Note Trust

(1) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(2) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Fund's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

                       See notes to financial statements.

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND as of December 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS

Investments, at value (identified cost, $61,942,148)                                    $    61,967,969
Repurchase Agreements, at value (cost $35,594,000)                                           35,594,000
Cash                                                                                                416
Receivable for investments sold                                                               1,250,000
Dividends and interest receivable                                                                27,358
-------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                            $    98,839,743
-------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                                       $     1,725,000
-------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                       $     1,725,000
-------------------------------------------------------------------------------------------------------
NET ASSETS FOR 1,934,986 SHARES OF BENEFICIAL INTEREST OUTSTANDING                      $    97,114,743
-------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                                         $    97,149,699
Accumulated net realized loss (computed on the basis of identified cost)                        (60,777)
Net unrealized appreciation (computed on the basis of identified cost)                           25,821
-------------------------------------------------------------------------------------------------------
TOTAL                                                                                   $    97,114,743
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE

($97,114,743 DIVIDED BY 1,934,986 SHARES OF BENEFICIAL INTEREST OUTSTANDING)            $         50.19
-------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
DECEMBER 31, 2003(1)

INVESTMENT INCOME

Interest                                                                                $     1,172,497
Dividends                                                                                       125,827
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                 $     1,298,324
-------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                                  $       230,451
Administration fee                                                                               92,181
Service fees                                                                                    230,451
-------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                          $       553,083
-------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of investment adviser fee                                                  $        29,179
   Reduction of service fees                                                                     14,395
-------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                                $        43,574
-------------------------------------------------------------------------------------------------------

NET EXPENSES                                                                            $       509,509
-------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                                   $       788,815
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                                      $       (79,298)
   Realized gain distributions from auction-rate securities                                      18,273
-------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                                       $       (61,025)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
   Investments (identified cost basis)                                                  $        25,821
-------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                    $        25,821
-------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                                        $       (35,204)
-------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                              $       753,611
-------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, January 7, 2003, to December 31, 2003.

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31, 2003(1)
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment income                                                                $       788,815
   Net realized loss                                                                            (61,025)
   Net change in unrealized appreciation (depreciation)                                          25,821
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                              $       753,611
-------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income                                                           $      (541,796)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                     $      (541,796)
-------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares                                                         $   166,000,050
   Cost of shares redeemed                                                                  (69,097,122)
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                                 $    96,902,928
-------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                              $    97,114,743
-------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                                  $            --
-------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                                        $    97,114,743
-------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, January 7, 2003, to December 31, 2003.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

                                                                                YEAR ENDED
                                                                                DECEMBER 31, 2003(1)(2)
-------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                                  $        50.000
-------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                                   $         0.422
Net realized and unrealized gain                                                                  0.048
-------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                                            $         0.470
-------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                                              $        (0.280)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                     $        (0.280)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                                        $        50.190
-------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                                    0.94%
-------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)                                               $        97,115
Ratios (As a percentage of average daily net assets):
   Net expenses                                                                                    0.55%(4)
   Net investment income                                                                           0.85%(4)
Portfolio Turnover                                                                                    4%
-------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect reductions of the investment adviser fee and service fees. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses                                                                                        0.60%(4)
   Net investment income                                                                           0.80%(4)
Net investment income per share                                                         $         0.397
-------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business January 7, 2003, to December 31, 2003.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Annualized.

                       See notes to financial statements.

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND as of December 31, 2003

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Institutional Short Term Income Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income and liquidity by investing in U.S. Treasury obligations, U.S. agency obligations, obligations of commercial banks or savings and loan associations (such as bankers' acceptances and fixed and variable rate certificates of deposit), repurchase agreements, auction rate securities, commercial paper, investment grade corporate bonds (rated BBB or higher by a nationally recognized statistical rating organization), fixed and floating rate asset-back securities and mortgage-backed securities. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income tax is necessary. At December 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $60,777, which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such loss carryover will expire on December 31, 2011.

   D EXPENSE REDUCTIONS -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by the credits which are determined based on the average daily cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   E REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements collateralized by U.S. Treasury obligations, U.S. agency obligations, commercial paper and mortgage-backed securities involving any or all of its assets with banks and broker dealers determined to be creditworthy by the Investment Manager. Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

   F OTHER -- Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

   G USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   H INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   I EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2  DISTRIBUTION TO SHAREHOLDERS

   It is the present policy of the Fund to pay dividends and capital gains annually, normally in December. The Fund intends on its tax return to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and defer the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Fund's shares, the total return on a shareholder's investment will not be reduced as a result of the Fund's distribution policy. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. During the period ended December 31, 2003, $246,771 was reclassified from undistributed net investment income to paid-in capital due to differences arising from the use of equalization accounting for tax purposes.

3  SHARES OF BENEFICIAL INTEREST

   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                      PERIOD ENDED
                                      DECEMBER 31, 2003(1)
-------------------------------------------------------
Sales                                         3,307,430
Redemptions                                  (1,372,444)
-------------------------------------------------------

NET INCREASE                                  1,934,986
-------------------------------------------------------

(1) For the period from the start of business January 7, 2003, to December 31, 2003.

At December 31, 2003, Eaton Vance Management owned 100% of the outstanding shares of the Fund.

4  PURCHASES AND SALES OF INVESTMENTS

   Purchases and sales (including maturities), other than U.S. Government securities and short-term obligations, aggregated $136,594,503 and $118,774,415, respectively for the period from the start of business, January 7, 2003, to December 31, 2003. Purchase and sales of U.S. Government and Agency securities aggregated $33,480,148 and $21,855,407, respectively.

5  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management services rendered to the Fund. Under the investment advisory agreement with the Fund, Eaton Vance received a monthly advisory fee equal to 0.25% annually of the average daily net assets of the Fund. For the period from the start of business, January 7, 2003, to December 31, 2003, the fee was equivalent to 0.25% (annualized) of the Fund's average net assets and amounted to $230,451. To enhance the net investment income of the Fund, EVM made a reduction of its investment adviser fee in the amount of $29,179. EVM also serves as administrator of the Fund, providing the Fund with administration services and related office facilities. In return, the Fund pays EVM administration fees equivalent to 0.10% (annualized) of average daily net assets of the Fund. For the period from the start of business, January 7, 2003, to December 31, 2003, the fee was equivalent to 0.10% (annualized) of the Fund's average net assets and amounted to $92,181. EVM also pays all ordinary operating expenses of the Fund (except service, administrative services and advisory fees). Certain officers and Trustees of the Fund are officers of EVM.

6  SERVICE PLAN

   The Fund has adopted a service plan. Fund assets bear a service fee for personal and/or account services paid to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, in an amount not exceeding 0.25% (annualized) of average daily net assets. EVD may pay up to the entire amount of the service fee to investment dealers and their employees, or to EVD employees for providing services to the Fund or its shareholders. Service fee payments from EVD to investment dealers and others will be made on new accounts only if EVD has previously authorized in writing such payments for identified accounts. For the period from the start of business, January 7, 2003, to December 31, 2003, the Fund paid or accrued service fees payable to EVD in the amount of $230,451 and EVD in turn paid $27,743 to investment dealers. To enhance the net investment income of the Fund, EVD made a reduction of its service fee in the amount of $14,395.

7  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investment securities at December 31, 2003, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                        $ 97,536,148
--------------------------------------------------
Gross unrealized appreciation         $     33,470
Gross unrealized depreciation               (7,649)
--------------------------------------------------
NET UNREALIZED APPRECIATION           $     25,821
--------------------------------------------------

8  LINE OF CREDIT

   The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowing at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the period from the start of business January 7, 2003, to December 31, 2003.

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND as of December 31, 2003 INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE SPECIAL INVESTMENT
TRUST AND SHAREHOLDERS OF EATON VANCE
INSTITUTIONAL SHORT TERM INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance Institutional Short Term Income Fund (the "Fund") (a series of Eaton Vance Special Investment Trust) as of December 31, 2003, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from the start of business, January 7, 2003, to December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Institutional Short Term Income Fund at December 31, 2003, and the results of its operations, the changes in its net assets, and the financial highlights for the period from the start of business, January 7, 2003, to December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 19, 2004

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM.

                                           TERM OF                                   NUMBER OF PORTFOLIOS
                          POSITION(S)    OFFICE AND                                     IN FUND COMPLEX
        NAME AND            WITH THE     LENGTH OF       PRINCIPAL OCCUPATION(S)          OVERSEEN BY
     DATE OF BIRTH           TRUST        SERVICE        DURING PAST FIVE YEARS            TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz       Trustee     Since 1998   Chairman, President and Chief            193            Director of National
11/28/59                                             Executive Officer of National                            Financial Partners
                                                     Financial Partners (financial
                                                     services company) (since April
                                                     1999). President and Chief
                                                     Operating Officer of John A.
                                                     Levin & Co. (registered
                                                     investment adviser) (July 1997
                                                     to April 1999) and a Director
                                                     of Baker, Fentress & Company,
                                                     which owns John A. Levin & Co.
                                                     (July 1997 to April 1999). Ms.
                                                     Bibliowicz is an interested
                                                     person because of her
                                                     affiliation with a brokerage
                                                     firm.

James B. Hawkes             Trustee     Since 1989   Chairman, President and Chief            195               Director of EVC
11/9/41                                              Executive Officer of BMR, EVC,
                                                     EVM and EV; Director of EV;
                                                     Vice President and Director of
                                                     EVD. Trustee and/or officer of
                                                     195 registered investment
                                                     companies in the Eaton Vance
                                                     Fund Complex. Mr. Hawkes is an
                                                     interested person because of
                                                     his positions with BMR, EVM,
                                                     EVC and EV, which are
                                                     affiliates of the Fund.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III        Trustee     Since 1989   Jacob H. Schiff Professor of             195          Director of Tiffany & Co.
2/23/35                                              Investment Banking Emeritus,                          (specialty retailer) and
                                                     Harvard University Graduate                                 Telect, Inc.
                                                     School of Business                                      (telecommunication
                                                     Administration.                                          services company)

William H. Park             Trustee     Since 2003   President and Chief Executive            192                    None
9/19/47                                              Officer, Prizm Capital
                                                     Management, LLC (investment
                                                     management firm) (since 2002).
                                                     Executive Vice President and
                                                     Chief Financial Officer,
                                                     United Asset Management
                                                     Corporation (a holding company
                                                     owning institutional
                                                     investment management firms)
                                                     (1982-2001).

Ronald A. Pearlman          Trustee     Since 2003   Professor of Law, Georgetown             192                    None
7/10/40                                              University Law Center (since
                                                     1999). Tax Partner, Covington&
                                                     Burling, Washington, DC
                                                     (1991-2000).

                                           TERM OF                                   NUMBER OF PORTFOLIOS
                          POSITION(S)    OFFICE AND                                     IN FUND COMPLEX
        NAME AND            WITH THE     LENGTH OF       PRINCIPAL OCCUPATION(S)          OVERSEEN BY
     DATE OF BIRTH           TRUST        SERVICE        DURING PAST FIVE YEARS            TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer            Trustee     Since 1989   President, Chief Executive               195                    None
9/21/35                                              Officer and a Director of Asset
                                                     Management Finance Corp. (a
                                                     specialty finance company
                                                     serving the investment
                                                     management industry) (since
                                                     October 2003). President,
                                                     Unicorn Corporation (an
                                                     investment and financial
                                                     advisory services company)
                                                     (since September 2000).
                                                     Formerly, Chairman, Hellman,
                                                     Jordan Management Co., Inc.
                                                     (an investment management
                                                     company) (2000-2003).
                                                     Formerly, Advisory Director of
                                                     Berkshire Capital Corporation
                                                     (investment banking firm)
                                                     (2002-2003). Formerly,
                                                     Chairman of the Board, United
                                                     Asset Management Corporation
                                                     (a holding company owning
                                                     institutional investment
                                                     management firms) and
                                                     Chairman, President and
                                                     Director, UAM Funds (mutual
                                                     funds) (1980-2000).

Lynn A. Stout               Trustee     Since 1998   Professor of Law, University of          195                    None
9/14/57                                              California at Los Angeles
                                                     School of Law (since July
                                                     2001). Formerly, Professor of
                                                     Law, Georgetown University Law
                                                     Center.


PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES


                                                        TERM OF
                                POSITION(S)            OFFICE AND
         NAME AND                WITH THE              LENGTH OF                         PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH                TRUST                SERVICE                           DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.              President             Since 2002       Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                                                                 Investment Officer of EVM and BMR and Director of EVC.
                                                                        Chief Executive Officer of Belair Capital Fund LLC,
                                                                        Belcrest Capital Fund LLC, Belmar Capital Fund LLC,
                                                                        Belport Capital Fund LLC and Belrose Capital Fund LLC
                                                                        (private investment companies sponsored by EVM). Officer
                                                                        of 54 registered investment companies managed by EVM or
                                                                        BMR.

Duke E. Laflamme              Vice President           Since 2001       Vice President of EVM and BMR. Officer of 11 registered
7/8/69                                                                  investment companies managed by EVM or BMR.

Thomas H. Luster              Vice President           Since 2002       Vice President of EVM and BMR. Officer of 15 registered
4/8/62                                                                  investment companies managed by EVM or BMR.

Alan R. Dynner                   Secretary             Since 1997       Vice President, Secretary and Chief Legal Officer of BMR,
10/10/40                                                                EVM, EVD, EV and EVC. Officer of 195 registered
                                                                        investment companies managed by EVM or BMR.

James L. O'Connor                Treasurer             Since 1989       Vice President of BMR, EVM and EVD. Officer of 116
4/1/45                                                                  registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge by calling 1-800-225-6265.

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

                       This Page Intentionally Left Blank

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

                               INVESTMENT ADVISER
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122

                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 BERKELEY STREET
                              BOSTON, MA 02116-5022


                EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

    THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS DISTRIBUTION PLAN,
   SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU
                              INVEST OR SEND MONEY.

1555-2/04                                                                ISTISRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) -(d)

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND (the "Fund") is a series of Eaton Vance Special Investment Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 11 series (collectively, the "Series"). This Form N-CSR/A relates to the Fund's annual report.

The following table presents the aggregate fees billed to the Fund for the Fund's fiscal years ended December 31, 2002 and December 31, 2003 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND

FISCAL YEARS ENDED                       12/31/02 *           12/31/03
----------------------------------------------------------------------
Audit Fees                               $        0           $ 18,931

Audit-Related Fees(1)                    $        0           $      0

Tax Fees(2)                              $        0           $  5,300

All Other Fees(3)                        $        0           $      0
                                         -----------------------------
Total **                                 $        0           $ 24,231
                                         =============================

*  Fund commenced operations 01/07/03.

** Total fees have been paid by Eaton Vance Management. Eaton Vance has agreed to pay all ordinary operating expenses of the Fund (excluding service fees) from its management fees.

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have the same fiscal year end (December
31). The Series differ, however, as to principal accountant; i.e., certain Series have PricewaterhouseCoopers LLP ("PWC") as a principal accountant and other Series have Deloitte & Touche LLP ("D&T") as a principal accountant. The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS ENDED               12/31/02                  12/31/03
                             PWC          D&T          PWC          D&T
---------------------------------------------------------------------------
AUDIT FEES                $   82,750   $   38,181   $   99,800   $   61,346

AUDIT-RELATED FEES(1)     $        0   $        0   $        0   $        0

TAX FEES(2)               $   47,965   $   27,300   $   54,190   $   32,300

ALL OTHER FEES(3)         $        0   $        0   $        0   $        0
                          -------------------------------------------------

TOTAL                     $  130,715   $   65,481   $  153,990   $   93,646
                          =================================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's respective principal accountant (either PWC or D&T) for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by PWC and D&T for the last two fiscal years of each Series.

FISCAL YEARS ENDED               12/31/02                  12/31/03
                             PWC          D&T          PWC          D&T
---------------------------------------------------------------------------
REGISTRANT(1)             $   47,965   $   27,300   $   54,190   $   32,300

EATON VANCE(2)            $        0   $  336,546   $        0   $  458,168

(1)  Includes all of the Series in the Trust.

(2) Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SPECIAL INVESTMENT TRUST (ON BEHALF OF (EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND))


By:    /S/ Thomas E. Faust Jr.
       --------------------------
       Thomas E. Faust Jr.
       President


Date:  June 8, 2004
       ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       --------------------------
       James L. O'Connor
       Treasurer


Date:  June 8, 2004
       ------------


By:    /S/ Thomas E. Faust Jr.
       -----------------------------
       Thomas E. Faust Jr.
       President


Date:  June 8, 2004
       ------------